(2) Significant Accounting Policies: Property and Equipment (Policies) (Scenario, Previously Reported)	9 Months Ended
Jun. 30, 2013
Scenario, Previously Reported
Policies
Property and Equipment

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization.  Depreciation and amortization are determined using the straight-line method over the estimated useful lives of the assets, typically three to seven years.  Leasehold improvements are amortized over the shorter of the estimated useful life of the asset or the term of the lease. Expenditures for maintenance and repairs are expensed while renewals and improvements are capitalized.

Property and equipment consisted of the following as of September 30, 2012 and 2011, respectively:

	2012	2011
Equipment, software and tooling	$ 2,409,031	$ 2,390,329
Automobiles	372,339	398,890
Building	-	377,555
Leasehold improvements	134,941	132,820
Furniture and fixtures	323,505	317,630
Total property and equipment before accumulated depreciation	3,239,816	3,617,224
Accumulated depreciation	(2,562,323)	(2,530,591)

Property and equipment, net of accumulated depreciation	$ 677,493	$ 1,086,633

Property and equipment to be disposed of is reported at the lower of the carrying amount or fair value, less the estimated costs to sell and any gains or losses are included in the results of operations. During the fiscal years ended September 30, 2012 and 2011, the Company disposed of net property and equipment of $23,865 and $300,338, respectively.

Depreciation expense for the fiscal years ended September 30, 2012 and 2011 was $373,858 and $421,407, respectively.

Monitoring Equipment

Monitoring equipment as of September 30, 2012 and 2011 is as follows:

	2012	2011
Monitoring equipment	$ 6,504,420	$ 7,070,373
Less: accumulated amortization	(3,179,310)	(3,608,388)
Monitoring equipment, net of accumulated depreciation	$ 3,325,110	$ 3,461,985

The Company began leasing monitoring equipment to agencies for offender tracking in April 2006 under operating lease arrangements.  The monitoring equipment is depreciated using the straight-line method over an estimated useful life of 3 years.

Amortization expense for the fiscal years ended September 30, 2012 and 2011, was $1,387,756 and $1,160,920, respectively.  These expenses were classified as a cost of revenues.

Assets to be disposed of are reported at the lower of the carrying amount or fair value, less the estimated costs to sell.  During the fiscal years ended September 30, 2012 and 2011, the Company disposed and impaired lease monitoring equipment and parts of $1,494,518 and $291,479, respectively. These impairment costs were included in cost of revenues. This equipment will continue to be used.